RENTAL INCOME	12 Months Ended
Jul. 31, 2014
RENTAL INCOME [Abstract]
RENTAL INCOME

6. RENTAL INCOME:

     Rental income for each of the fiscal years 2014, 2013 and 2012 is as follows:

	July 31,
	2014	2013	2012
Minimum rentals
Company owned property	$10,412,191	$9,308,907	$9,920,860
Leased property	5,709,743	5,845,114	5,900,541
	16,121,934	15,154,021	15,821,401
Contingent rentals
Company owned property	538,212	421,743	386,815
Leased property	275,451	316,059	321,847
	813,663	737,802	708,662
Total	$16,935,597	$15,891,823	$16,530,063

     Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2015	$9,920,781	$5,323,022	$15,243,803
2016	8,946,599	4,863,036	13,809,635
2017	6,402,631	4,318,427	10,721,058
2018	6,143,524	2,732,264	8,875,788
2019	5,290,419	2,706,053	7,996,472
After 2019	12,741,765	12,968,522	25,710,287
Total	$49,445,719	$32,911,324	$82,357,043

     Rental income is recognized on a straight-line basis over the lives of the leases.